Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss for the Period	€ (29,484,611)	€ (45,630,059)	€ (33,983,614)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	596,597	669,434	712,713
Net finance income	(2,753,255)	(2,004,757)	40,810
Share-based payment expense	6,044,356	4,332,205	1,116,791
Net foreign exchange differences	385,359	111,606	(247,322)
Other non-cash adjustments			3,436
Changes in:
Financial assets from government grants	(732,971)
Other assets	(3,308,485)	(7,094,467)	(1,554,611)
Employee benefits	(64,024)	(3,290)	355,545
Other liabilities	9,403	19,863	8,960
Liabilities from government grants received	(2,090,734)	8,300,000
Trade and other payables	(3,586,706)	316,112	(4,155,529)
Interest received	1,287,200	1,070,235	1,201,547
Interest paid	(44,946)	(23,633)	(26,387)
Net cash used in operating activities	(33,742,817)	(39,936,751)	(36,527,661)
Investing activities
Purchase of intangible assets and property and equipment	(162,391)	(37,778)	(94,189)
Purchase of current and non-current financial assets	(64,474,543)	(97,516,417)	(101,600,176)
Proceeds from the maturity of current financial assets	83,995,029	71,603,310	123,056,347
Net cash from/ (used in) investing activities	19,358,095	(25,950,885)	21,361,982
Financing activities
Proceeds from issuance of ordinary shares	2,349,624	65,142,549	9,770,944
Transaction costs from issuance of ordinary shares	(47,735)	(4,219,222)	(729,841)
Proceeds from exercise of share options		1,014,583	496,946
Repayment of lease liabilities	(364,430)	(360,644)	(366,156)
Net cash from/ (used in) financing activities	1,937,459	61,577,266	9,171,893
Net decrease in cash and cash equivalents	(12,447,262)	(4,310,369)	(5,993,786)
Effect of exchange rate changes on cash and cash equivalents	2,462,622	4,591,683	(1,168,813)
Cash and cash equivalents at beginning of period	26,249,995	25,968,681	33,131,280
Cash and cash equivalents at end of period	€ 16,265,355	€ 26,249,995	€ 25,968,681